U.S. SMALL COMPANY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

Shares                                                                  Value
------                                                               -----------

          COMMON STOCKS (93.9%)

          COMMERCIAL SERVICES (6.7%)
15,900    Advo, Inc. ..............................................  $   455,137
 6,650    Bowne & Co., Inc. .......................................      274,728
 7,000    Consolidated Graphics, Inc.*.............................      403,812
17,000    Ha-Lo Industries, Inc.*..................................      570,562
10,800    Richfood Holdings, Inc. .................................      296,325
15,300    Romac International, Inc.*...............................      407,362
 8,900    Sylvan Learning Systems, Inc.* ..........................      438,603
 9,100    Valassis Communications, Inc. ...........................      357,175
                                                                     -----------
                                                                       3,203,704
                                                                     -----------

          CONSUMER DURABLES (6.6%)
25,600    Centex Corp. ............................................      889,600
 9,100    Ethan Allen Interiors, Inc. .............................      463,531
 9,900    Fleetwood Enterprises, Inc. .............................      457,256
16,200    Mohawk Industries, Inc.*.................................      500,175
11,600    Sola International, Inc.*................................      493,000
 8,100    U.S. Home Corp. *........................................      336,150
                                                                     -----------
                                                                       3,139,712
                                                                     -----------

          CONSUMER NON-DURABLES (3.4%)
12,100    Blyth Industries, Inc.*..................................      443,919
 6,300    Canandaigua Brands, Inc.*................................      328,781
 8,900    Nautica Enterprises, Inc.*...............................      221,109
 8,500    Smithfield Foods, Inc.*..................................      257,125
 9,900    Universal Corp. .........................................      370,631
                                                                     -----------
                                                                       1,621,565
                                                                     -----------

          CONSUMER SERVICES (5.3%)
21,400    Brinker International, Inc.*.............................      513,600
 8,360    CKE Restaurants, Inc.....................................      289,465
16,000    Fingerhut Companies,  Inc. ..............................      474,000
21,400    Grand Casinos, Inc.*.....................................      375,837
16,000    Landry's Seafood Restaurants, Inc.* .....................      452,000
 7,500    Metris Companies, Inc. ..................................      429,141
                                                                     -----------
                                                                       2,534,043
                                                                     -----------

          ELECTRONIC TECHNOLOGY (11.1%)
11,300    Aspect Telecommunications Corp.* ........................      324,169
15,000    Comverse Technology, Inc. *..............................      711,094
 6,200    Dallas Semiconductor Corp. ..............................      239,087
32,600    HMT Technology Corp.*....................................      421,762
14,200    Micrel, Inc.*............................................      560,900
11,500    Microchip Technology, Inc.*..............................      325,594
23,200    National Computer Systems, Inc. .........................      581,450
 5,000    Novellus Systems, Inc.*..................................      239,062
14,600    Orbital Sciences Corp.*..................................      648,787
10,900    SCI Systems, Inc.*.......................................      448,944
 9,100    Technitrol, Inc. ........................................      371,962
 8,200    Vitesse Semiconductor Corp.*.............................      472,269
                                                                     -----------
                                                                       5,345,080
                                                                     -----------

          ENERGY MINERALS (0.6%)
15,500    Vintage Petroleum, Inc. .................................      302,250
                                                                     -----------

          FINANCE (15.7%)
 9,400    Amerus Life Holdings, Inc. ..............................      300,800
 2,700    CCB Financial Corp. .....................................      293,625
 6,500    Centura Banks, Inc. .....................................      468,000
 5,700    CMAC Investment Corp. ...................................      368,006
 9,500    Commerce Group, Inc. ....................................      358,625
 6,500    Financial Security Assurance Holdings., Ltd. ............      389,187
 7,007    First Commercial Corp. (Rights) .........................      518,080
14,000    FirstMerit Corp. ........................................      396,375
 5,086    Fleet Financial Group, Inc. .............................      439,334
 8,200    Fremont General Corp. ...................................      457,150
11,800    Keystone Financial, Inc. ................................      461,675
 6,700    Legg Mason, Inc. ........................................      395,300
 8,300    Magna Group, Inc. .......................................      490,737
 6,300    Orion Capital Corp. .....................................      351,225
13,200    Protective Life Corp. ...................................      490,050
 9,325    Provident Financial Group, Inc. .........................      494,516
26,700    Relaince Group Holdings, Inc. ...........................      462,244
21,120    Sovereign Bancorp, Inc. .................................      399,300
                                                                     -----------
                                                                       7,534,229
                                                                     -----------

          HEALTH SERVICES (3.8%)
 6,210    Lincare Holdings, Inc.*..................................      502,622
10,260    Orthodontic Centers of America, Inc.* ...................      219,308
12,250    PhyCor, Inc.*............................................      277,539
12,700    Trigon Healthcare, Inc.*.................................      385,763
 7,200    Universal Health Services, Inc.* ........................      414,450
                                                                     -----------
                                                                       1,799,682
                                                                     -----------

          HEALTH TECHNOLOGY (1.8%)
10,600    Barr Laboratories, Inc.*.................................      429,963
 7,700    Steris Corp.*............................................      452,856
                                                                     -----------
                                                                         882,819
                                                                     -----------

          INDUSTRIAL SERVICES (2.8%)
 8,500    Camco International, Inc. ...............................      576,938
 8,900    Cliffs Drilling Co.*.....................................      438,881
33,700    Parker Drilling Co.*.....................................      345,425
                                                                     -----------
                                                                       1,361,244
                                                                     -----------

                          U.S. SMALL COMPANY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1998 (continued)
                                   (unaudited)
                           (expressed in U.S. dollars)

Shares                                                                  Value
------                                                               -----------

          NON-ENERGY MINERALS (2.7%)
65,100    Armco, Inc. .............................................  $   447,563
11,200    Centex Construction Products, Inc. ......................      411,600
 7,000    Texas Industries, Inc. ..................................      451,063
                                                                     -----------
                                                                       1,310,226
                                                                     -----------

          PROCESS INDUSTRIES (4.1%)
26,700    Burlington Industries, Inc.*.............................      467,250
 8,200    Corn Products International, Inc.* ......................      292,125
 8,300    Dexter Corp. ............................................      342,894
14,100    Guilford Mills, Inc. ....................................      398,325
23,700    Jefferson Smurfit Corp.*.................................      488,072
                                                                     -----------
                                                                       1,988,666
                                                                     -----------

          PRODUCER MANUFACTURING (7.7%)
 7,000    Borg-Warner Automotive, Inc. ............................      435,312
 9,900    General Cable Corp. .....................................      448,594
 8,300    Kuhlman Corp. ...........................................      406,700
14,800    Meritor Automotive, Inc. ................................      382,025
13,400    Miller (Herman), Inc. ...................................      404,094
25,900    Navistar International Corp.*............................      773,763
 6,400    Precision Castparts Corp. ...............................      397,600
 7,200    SPS Technologies, Inc.*..................................      445,050
                                                                     -----------
                                                                       3,693,138
                                                                     -----------

          RETAIL TRADE (7.0%)
 4,295    CVS Corp. ...............................................      316,756
 9,700    Fred Meyer, Inc.*........................................      435,288
 9,700    Goody's Family Clothing, Inc.* ..........................      477,119
24,300    OfficeMax, Inc.*.........................................      457,144
10,500    Pacific Sunwear of California* ..........................      463,641
10,600    Ross Stores, Inc. .......................................      490,581
 5,900    Williams-Sonoma, Inc.*...................................      324,684
12,500    Zale Corp.*..............................................      376,563
                                                                     -----------
                                                                       3,341,776
                                                                     -----------

          TECHNOLOGY SERVICES (6.0%)
14,400    Ciber, Inc.*.............................................      468,000
15,000    Keane, Inc.*.............................................      753,750
14,800    Renaissance Worldwide, Inc.*.............................      265,475
17,040    Sterling Software, Inc.*.................................      450,495
15,500    Symantec Corp.*..........................................      449,984
 9,800    Tech Data Corp.*.........................................      488,163
                                                                     -----------
                                                                       2,875,867
                                                                     -----------

          TRANSPORTATION (3.8%)
 4,100    Airbourne Freight Corp. .................................      162,463
 2,800    Alaska Air Group, Inc. ..................................      157,150
10,200    American West Holdings Corp.*............................      308,550
 9,800    Coach USA, Inc. *........................................      464,888
16,950    Comair Holdings, Inc. ...................................      462,417
 7,200    USFreightways Corp. .....................................      256,950
                                                                     -----------
                                                                       1,812,418
                                                                     -----------

          UTILITIES (4.8%)
 6,810    KN Energy, Inc. .........................................      399,662
28,990    NUI Corp. ...............................................      742,869
35,800    Northwestern Public Services Co. ........................      796,550
14,800    Tel-Save Holdings, Inc.*.................................      337,163
                                                                     -----------
                                                                       2,276,244
                                                                     -----------

          TOTAL COMMON STOCKS
          (identified cost $36,589,333) ...........................  $45,022,663
                                                                     -----------

Principal
 Amount
---------

$1,000,000 TIME DEPOSIT (2.1%)
           State Street Bank (Cayman)
           4.50%, 05/01/98 (identified cost $1,000,000)............  $ 1,000,000
                                                                     -----------

TOTAL INVESTMENTS (identified cost $37,589,333)......    96.0%       $46,022,663

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......     4.0         1,934,756
                                                        -----        -----------
NET ASSETS ..........................................   100.0%       $47,987,419
                                                        =====        ===========

----------
*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $37,589,333, the aggregate gross unrealized appreciation is $9,247,498, and the aggregate gross unrealized depreciation is $814,168, resulting in net unrealized appreciation of $8,433,330.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
      cost $37,589,333) (Note 1) .............................       $46,022,663
   Cash ......................................................         2,071,355
   Receivables for:
      Margin variation on futures ............................            45,000
      Dividends and other receivables ........................            13,248
                                                                     -----------
           Total Assets ......................................        48,152,266
                                                                     -----------

LIABILITIES:
   Payables for:
      Withdrawals ............................................           111,185
      Investment advisory fee (Note 2) .......................            25,481
      Trustees' fee (Note 2) .................................             3,105
      Administrative fee (Note 2) ............................             1,372
      Accrued expenses and other liabilities .................            37,223
      Foreign withholding taxes ..............................            16,481
                                                                     -----------

           Total Liabilities .................................           194,847
                                                                     -----------

NET ASSETS ...................................................       $47,957,419
                                                                     ===========

Net Assets Consist of:
   Paid-in capital ...........................................       $39,487,690
   Net unrealized appreciation ...............................         8,469,729
                                                                     -----------

Net Assets ...................................................       $47,957,419
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
  Income:
     Dividends (net of foreign withholding
        taxes of $6,929) .....................................     $    160,017
     Interest ................................................           19,333
                                                                   ------------
         Total Income ........................................          179,350
                                                                   ------------
  Expenses:
     Investment advisory fee (Note 2) ........................          146,180
     Custody fee (Note 3) ....................................           23,068
     Administrative fee (Note 2) .............................            7,871
     Professional fees .......................................           12,605
     Trustees' fees and expenses (Note 2) ....................            3,105
     Amortization of organization expenses (Note 1) ..........            1,260
     Miscellaneous ...........................................            1,967
                                                                   ------------
     Total Expenses ..........................................          196,056
         Fees paid indirectly (Note 3) .......................          (20,884)
                                                                   ------------
         Net Expenses ........................................          175,172
                                                                   ------------
         Net Investment Income ...............................            4,178
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
  Net realized gain on investments ...........................       10,970,771
  Net change in unrealized appreciation on investments .......       (4,712,445)
                                                                   ------------
     Net Realized and Unrealized Gain ........................        6,258,326
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations .......     $  6,262,504
                                                                   ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                 For the
                                            six months ended         For the
                                             April 30, 1998        year ended
                                               (unaudited)      October 31, 1997
                                            ----------------    ----------------

INCREASE IN NET ASSETS:
  Operations:
      Net investment income ..............    $      4,178         $     49,182
      Net realized gain on
        investments ......................      10,970,771            8,634,544
      Net change in unrealized
        appreciation on investments ......      (4,712,445)           1,336,403
                                              ------------         ------------

        Net increase in net assets
          resulting from operations ......       6,262,504           10,020,129
                                              ------------         ------------

  Capital transactions:
      Proceeds from contributions ........       2,452,804            7,097,111
      Value of withdrawals ...............      (5,208,225)         (30,601,261)
                                              ------------         ------------
        Net decrease in net assets
          resulting from capital
          stock transactions .............      (2,755,421)         (23,504,150)
                                              ------------         ------------

          Total increase (decrease)
            in net assets ................       3,507,083          (13,484,021)

NET ASSETS:
  Beginning of period ....................      44,450,336           57,934,357
                                              ------------         ------------
  End of period ..........................    $ 47,957,419         $ 44,450,336
                                              ============         ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                              For the period
                                                 For the                For the years        January 17, 1995
                                            six months ended          ended October 31,      (commencement of
                                             April 30, 1998       -----------------------     operations) to
                                               (unaudited)          1997           1996      October 31, 1995
                                              -------------       --------       --------     ---------------

Ratios/Supplemental Data:
    Net assets, end of period
      (000's omitted).....................       $47,957          $44,450         $57,934          $51,226
   Ratios as a percentage of average
      net assets:
      Expenses paid by Portfolio..........          0.78%*           0.77%           0.77%            0.77%*
      Expenses paid by commissions**......           --               --             0.05%            0.05%*
      Expenses offset arrangements........          0.09%*           0.09%           0.08%            0.05%*
                                                 -------          -------         -------          -------
          Total expenses..................          0.87%*           0.86%           0.90%            0.87%*
                                                 =======          =======         =======          =======
    Ratio of net investment income to
     average net assets...................          0.02%*           0.10%           0.26%            0.25%*
    Portfolio turnover rate...............            74%              63%             51%             115%
    Average commission rate
     paid per share.......................       $0.0600          $0.0771         $0.0800          $0.0800

----------
*     Annualized

** A portion of the Portfolio's security transactions are directed to certain unaffiliated brokers which in turn use a portion ofthe commissions they received from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Futures Contracts. To hedge against anticipated future changes in interest rates or securities prices, U.S. Small Company Portfolio may enter into financial futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

            If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

            C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

                          U.S. SMALL COMPANY PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

            D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes is necessary.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $146,180 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended April 30, 1998, the Portfolio incurred $7,871 for administrative services.

      Trustees' Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended April 30, 1998, the Portfolio incurred $3,105 for Trustee fees.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $31,318,930 and $35,396,324, respectively. For that same period, the portfolio paid brokerage commissions of $35,558 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the portfolio were reduced by $20,884 as a result of an expense offset arrangement with the Portfolio's custodian.

      4. Financial Futures Contracts. As of April 30, 1998, U.S. Small Company Portfolio held open futures contracts. The contractual amount of a futures contract represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurements of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30,1998 is as follows:
                                                                Unrealized
      Position          Contracts             Index            Depreciation
       -------          ---------             -----            ------------
        Long               10              Russell 2000          $36,399

      As of April 30, 1998, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.